Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 07, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SEACOAST BANKING CORP OF FLORIDA
Entity Central Index Key	0000730708
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 86,795,951
Entity Common Stock, Shares Outstanding		94,705,727

Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest on securities
Taxable	$ 17,500	$ 13,881	$ 16,357
Nontaxable	140	227	305
Interest and fees on loans	62,355	69,454	84,882
Interest on federal funds sold and interest bearing deposits	797	979	661
Total interest income	80,792	84,541	102,205
INTEREST EXPENSE
Interest on savings deposits	2,371	3,952	6,031
Interest on time certificates	8,615	11,345	18,749
Interest on short term borrowings	276	237	431
Interest on subordinated debt	1,084	1,188	1,354
Interest on other borrowings	1,607	1,607	2,051
Total interest expense	13,953	18,329	28,616
NET INTEREST INCOME	66,839	66,212	73,589
Provision for loan losses	1,974	31,680	124,767
NET INTEREST INCOME (LOSS) AFTER PROVISION FOR LOAN LOSSES	64,865	34,532	(51,178)
NONINTEREST INCOME
Securities gains, net	1,220	3,687	5,399
Other	18,345	18,134	17,495
Total noninterest income	19,565	21,821	22,894
NONINTEREST EXPENSE
Other noninterest expenses	77,763	89,556	80,414
Goodwill impairment			49,813
Total noninterest expense	77,763	89,556	130,227
INCOME (LOSS) BEFORE INCOME TAXES	6,667	(33,203)	(158,511)
Benefit for income taxes	0	0	(11,825)
NET INCOME (LOSS)	6,667	(33,203)	(146,686)
Preferred stock dividends and accretion on preferred stock discount	3,748	3,748	3,748
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 2,919	$ (36,951)	$ (150,434)
Net income (loss) per share of common stock
Diluted	$ 0.03	$ (0.48)	$ (4.74)
Basic	$ 0.03	$ (0.48)	$ (4.74)
Average common shares outstanding
Diluted	93,801,073	76,561,692	31,733,260
Basic	93,511,983	76,561,692	31,733,260

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 41,136	$ 35,358
Interest bearing deposits with other banks	125,945	176,047
Total cash and cash equivalents	167,081	211,405
Securities available for sale (at fair value)	648,362	435,140
Securities held for investment (fair values: $20,487 in 2011 and $26,853 in 2010)	19,977	26,861
Total securities	668,339	462,001
Loans available for sale	6,795	12,519
Loans, net of deferred costs of $1,632 in 2011 and $973 in 2010	1,208,074	1,240,608
Less: Allowance for loan losses	(25,565)	(37,744)
Net loans	1,182,509	1,202,864
Bank premises and equipment, net	34,227	36,045
Other real estate owned	20,946	25,697
Other intangible assets	2,289	3,137
Other assets	55,189	62,713
TOTAL ASSETS	2,137,375	2,016,381
LIABILITIES
Demand deposits (noninterest bearing)	328,356	289,621
NOW	469,631	401,005
Savings deposits	133,578	113,082
Money market accounts	319,152	298,538
Other time deposits	244,886	281,681
Brokered time certificates	4,558	7,093
Time certificates of $100,000 or more	218,580	246,208
Total deposits	1,718,741	1,637,228
Federal funds purchased and securities sold under agreement to repurchase, maturing within 30 days	136,252	98,213
Borrowed funds	50,000	50,000
Subordinated debt	53,610	53,610
Other liabilities	8,695	11,031
Total liabilities	1,967,298	1,850,082
Commitments and Contingencies (Notes K and P)
SHAREHOLDERS' EQUITY
Series A preferred stock, par value $0.10 per share - authorized 4,000,000 shares, issued and outstanding 2,000 shares of Series A	47,497	46,248
Warrant for purchase of 589,625 shares of common stock at $6.36 per share	3,123	3,123
Common stock, par value $.10 per share authorized 300,000,000 shares, issued 94,693,002 and outstanding 94,686,801 shares in 2011 and authorized 300,000,000 shares, issued 93,487,652 and outstanding 93,487,581 shares in 2010	9,469	9,349
Additional paid-in capital	218,925	218,399
Accumulated deficit	(114,152)	(112,652)
Less: Treasury stock (6,201 shares in 2011 and 71 shares in 2010), at cost	(13)	(1)
Total shareholders' equity	164,849	164,466
Accumulated other comprehensive income, net	5,228	1,833
TOTAL SHAREHOLDERS' EQUITY	170,077	166,299
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,137,375	$ 2,016,381

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Held for investment fair Value	$ 20,487	$ 26,853
Deferred costs of loans	$ 1,632	$ 973
Preferred stock, par value	$ 0.1	$ 0.1
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	2,000	2,000
Preferred stock, shares outstanding	2,000	2,000
Warrant for common stock purchase	589,625	589,625
Warrant for common stock purchase per share	$ 6.36	$ 6.36
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	94,693,002	93,487,652
Common stock, shares outstanding	94,686,801	93,487,581
Treasury stock, shares	6,201	71

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Interest received	$ 81,904	$ 85,584	$ 102,138
Fees and commissions received	18,453	19,588	19,181
Interest paid	(16,211)	(17,385)	(28,507)
Cash paid to suppliers and employees	(66,705)	(70,329)	(86,868)
Income taxes (paid) received	(9)	21,262	3,423
Origination of loans designated held for sale	(137,295)	(173,692)	(165,561)
Sale of loans designated held for sale	143,019	179,585	158,628
Net change in other assets	585	(1,954)	548
Net cash provided by operating activities	23,741	42,659	2,982
CASH FLOWS FROM INVESTING ACTIVITIES
Maturities of securities available for sale	115,287	134,088	94,202
Maturities of securities held for investment	7,733	6,601	10,800
Proceeds from sale of securities available for sale	52,689	102,369	92,686
Proceeds from sale of securities held for investment		5,452
Purchases of securities available for sale	(379,262)	(275,839)	(255,681)
Purchases of securities held for investment	(1,526)	(21,838)
Net new loans and principal payments	(15,248)	78,357	91,395
Proceeds from sale of loans	1,450	16,401	40,484
Proceeds from the sale of other real estate owned	38,075	9,169	5,582
Proceeds from sale of Federal Home Loan Bank and Federal Reserve Bank Stock	1,363	2,477	181
Purchase of Federal Home Loan Bank and Federal Reserve Bank Stock	(360)	(700)	(2,270)
Additions to bank premises and equipment	(1,070)	(552)	(814)
Net cash (used) provided by investing activities	(180,869)	55,985	76,565
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	81,517	(142,206)	(30,994)
Net increase (decrease) in federal funds purchased and repurchase agreements	38,039	(7,460)	(51,823)
Decrease in borrowings			(15,000)
Issuance of common stock, net of related expense		47,127	82,553
Stock based employee benefit plans	123	180	174
Dividend reinvestment plan		20	31
Dividends paid on preferred shares	(6,875)		(389)
Dividends paid on common stock			(191)
Net cash provided (used) by financing activities	112,804	(102,339)	(15,639)
Net (decrease) increase in cash and cash equivalents	(44,324)	(3,695)	63,908
Cash and cash equivalents at beginning of year	211,405	215,100	151,192
Cash and cash equivalents at end of year	$ 167,081	$ 211,405	$ 215,100

Consolidated Statements of Shareholders Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Preferred Stock	Paid-in Capital/Warrants	Retained Earnings (Accumulated Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss), Net
Beginning balance at Dec. 31, 2008	$ 216,001	$ 1,928	$ 43,787	$ 99,788	$ 70,278	$ (1,839)	$ 2,059
Beginning balance, shares at Dec. 31, 2008		19,172	2
Comprehensive income (loss) :
Net income (loss)	(146,686)				(146,686)
Net unrealized gain on securities	1,399						1,399
Net reclassification adjustment	(1,450)						(1,450)
Comprehensive income (loss)	(146,737)
Cash dividends at $0.01 per common share	(191)				(191)
Cash dividends on preferred shares	(389)				(389)
Stock based compensation expense	401			401
Common stock issued for stock based employee benefit plans, shares		10
Common stock issued for stock based employee benefit plans	266			(505)		771
Dividend reinvestment plan, shares		10
Dividend reinvestment plan	31			(182)		213
Issuance of common stock, shares		39,675
Issuance of common stock	85,676	3,959		81,717
Clawback of one-half of warrants	(3,123)			(3,123)
Accretion on preferred stock discount			1,212		(1,212)
Ending balance at Dec. 31, 2009	151,935	5,887	44,999	178,096	(78,200)	(855)	2,008
Ending balance, shares at Dec. 31, 2009		58,867	2
Comprehensive income (loss) :
Net income (loss)	(33,203)				(33,203)
Net unrealized gain on securities	1,572						1,572
Net reclassification adjustment	(1,747)						(1,747)
Comprehensive income (loss)	(33,378)
Stock based compensation expense	351			351
Common stock issued for stock based employee benefit plans, shares		145
Common stock issued for stock based employee benefit plans	244	9		(445)		681
Dividend reinvestment plan, shares		10
Dividend reinvestment plan	20			(154)		173
Issuance of common stock, shares		34,465
Issuance of common stock	47,127	3,453		43,674
Accretion on preferred stock discount			1,249		(1,249)
Ending balance at Dec. 31, 2010	166,299	9,349	46,248	221,522	(112,652)	(1)	1,833
Ending balance, shares at Dec. 31, 2010		93,487	2
Comprehensive income (loss) :
Net income (loss)	6,667				6,667
Net unrealized gain on securities	3,612						3,612
Net reclassification adjustment	(217)						(217)
Comprehensive income (loss)	10,062
Cash dividends on preferred shares	(6,875)				(6,875)
Stock based compensation expense	273			273
Common stock issued for stock based employee benefit plans, shares		1,200
Common stock issued for stock based employee benefit plans	318	120		253	(43)	(12)
Accretion on preferred stock discount			1,249		(1,249)
Ending balance at Dec. 31, 2011	$ 170,077	$ 9,469	$ 47,497	$ 222,048	$ (114,152)	$ (13)	$ 5,228
Ending balance, shares at Dec. 31, 2011		94,687	2

Consolidated Statements of Shareholders Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2009
Cash dividends per common share	$ 0.01
Retained Earnings (Accumulated Deficit)
Cash dividends per common share	$ 0.01

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note A     Significant Accounting Policies

General: Seacoast Banking Corporation of Florida (“Company”) is a single segment bank holding company with one operating subsidiary bank, Seacoast National Bank (“Seacoast National”, together the “Company”). Seacoast National’s service area includes Okeechobee, Highlands, Hendry, Hardee, Glades, DeSoto, Palm Beach, Martin, St. Lucie, Brevard, Indian River, Broward, Orange and Seminole counties, which are located in central and southeast Florida. The bank operates full service branches within its markets.

The consolidated financial statements include the accounts of Seacoast and all its majority-owned subsidiaries but exclude five trusts created for the issuance of trust preferred securities. In consolidation, all significant intercompany accounts and transactions are eliminated.

The accounting and reporting policies of the Company are in accordance with accounting principles generally accepted in the United States of America, and they conform to general practices within the applicable industries.

Cash and Cash Equivalents:    Cash and cash equivalents include cash and due from banks, interest-bearing bank balances and federal funds sold and securities purchased under resale agreements. Cash and cash equivalents have original maturities of three months or less, and accordingly, the carrying amount of these instruments is deemed to be a reasonable estimate of fair value.

Securities Purchased and Sold Agreements:    Securities purchased under resale agreements and securities sold under repurchase agreements are generally accounted for as collateralized financing transactions and are recorded at the amount at which the securities were acquired or sold plus accrued interest. It is the Company’s policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. The fair value of securities purchased and sold is monitored and collateral is obtained from or returned to the counterparty when appropriate.

Use of Estimates:    The preparation of these financial statements requires the use of certain estimates by management in determining the Company's assets, liabilities, revenues and expenses, and contingent liabilities. Specific areas, among others, requiring the application of management’s estimates include determination of the allowance for loan losses, the valuation of investment securities available for sale, fair value of impaired loans, contingent liabilities, other real estate owned, valuation of deferred tax valuation alllowance and goodwill. Actual results could differ from those estimates.

Securities:    Securities are classified at date of purchase as trading, available for sale or held to maturity. Securities that may be sold as part of the Company's asset/liability management or in response to, or in anticipation of changes in interest rates and resulting prepayment risk, or for other factors are stated at fair value with unrealized gains or losses reflected as a component of shareholders' equity net of tax or included in noninterest income as appropriate. The estimated fair value of a security is determined based on market quotations when available or, if not available, by using quoted market prices for similar securities, pricing models or discounted cash flow analyses, using observable market data where available. Debt securities that the Company has the ability and intent to hold to maturity are carried at amortized cost.

Realized gains and losses, including other than temporary impairments, are included in noninterest income as investment securities gains (losses). Interest and dividends on securities, including amortization of premiums and accretion of discounts, is recognized in interest income on an accrual basis using the interest method. The Company anticipates prepayments of principal in the calculation of the effective yield for collateralized mortgage obligations and mortgage backed securities by obtaining estimates of prepayments from independent third parties. The adjusted cost of each specific security sold is used to compute realized gains or losses on the sale of securities on a trade date basis.

On a quarterly basis, the Company makes an assessment to determine whether there have been any events or economic circumstances to indicate that a security is impaired on an other-than-temporary basis. Management considers many factors including the length of time the security has had a fair value less than the cost basis; our intent and ability to hold the security for a period of time sufficient for a recovery in value; recent events specific to the issuer or industry; and for debt securities, external credit ratings and recent downgrades. Securities on which there is an unrealized loss that is deemed to be other-than temporary are written down to fair value with the write-down recorded as a realized loss.

For securities which are transferred into held to maturity from available for sale the unrealized gain or loss at the date of transfer is reported as a component of shareholders’ equity and is amortized over the remaining life as an adjustment of yield using the interest method.

Seacoast National is a member of the Federal Home Loan Bank system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans:    Loans are recognized at the principal amount outstanding, net of unearned income and amounts charged off. Unearned income includes discounts, premiums and deferred loan origination fees reduced by loan origination costs. Unearned income on loans is amortized to interest income over the life of the related loan using the effective interest rate method. Interest income is recognized on an accrual basis.

Fees received for providing loan commitments and letters of credit that may result in loans are typically deferred and amortized to interest income over the life of the related loan, beginning with the initial borrowing. Fees on commitments and letters of credit are amortized to noninterest income as banking fees and commissions on a straight-line basis over the commitment period when funding is not expected.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are considered held for investment.

The Company accounts for loans in accordance with ASC topics 310 and 470, when due to a deterioration in a borrower’s financial position, the Company grants concessions that would not otherwise be considered. Troubled debt restructured (TDR) loans are tested for impairment and placed in non-accrual status. If borrowers perform pursuant to the modified loan terms for at least six months and the remaining loan balances are considered collectible, the loans are returned to accrual status. When the Company modifies the terms of an existing loan that is not considered a troubled debt restructuring, the Company follows the provisions of ASC 310 “Creditor’s Accounting for a Modification or Exchange of Debt Instruments.”

A loan is considered to be impaired when based on current information, it is probable the Company will not receive all amounts due in accordance with the contractual terms of a loan agreement. The fair value is measured based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. A loan is also considered impaired if its terms are modified in a troubled debt restructuring. When the ultimate collectibility of the principal balance of an impaired loan is in doubt, all cash receipts are applied to principal. Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income, to the extent any interest has been forgone, and then they are recorded as recoveries of any amounts previously charged off.

The accrual of interest is generally discontinued on loans and leases, except consumer loans, that become 90 days past due as to principal or interest unless collection of both principal and interest is assured by way of collateralization, guarantees or other security. Generally, loans past due 90 days or more are placed on nonaccrual status regardless of security. When interest accruals are discontinued, unpaid interest is reversed against interest income. Consumer loans that become 120 days past due are generally charged off. When borrowers demonstrate over an extended period the ability to repay a loan in accordance with the contractual terms of a loan classified as nonaccrual, the loan is returned to accrual status. Interest income on nonaccrual loans is either recorded using the cash basis method of accounting or recognized after the principal has been reduced to zero, depending on the type of loan.

Derivatives Used for Risk Management:    The Company may designate a derivative as either a hedge of the fair value of a recognized fixed rate asset or liability or an unrecognized firm commitment (“fair value” hedge), a hedge of a forecasted transaction or of the variability of future cash flows of a floating rate asset or liability (“cash flow” hedge). All derivatives are recorded as other assets or other liabilities on the balance sheet at their respective fair values with unrealized gains and losses recorded either in other comprehensive income or in the results of operations, depending on the purpose for which the derivative is held. Derivatives that do not meet the criteria for designation as a hedge at inception, or fail to meet the criteria thereafter, are carried at fair value with unrealized gains and losses recorded in the results of operations.

To the extent of the effectiveness of a cash flow hedge, changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income. The net periodic interest settlement on derivatives is treated as an adjustment to the interest income or interest expense of the hedged assets or liabilities.

At inception of a hedge transaction, the Company formally documents the hedge relationship and the risk management objective and strategy for undertaking the hedge. This process includes identification of the hedging instrument, hedged item, risk being hedged and the methodology for measuring ineffectiveness. In addition, the Company assesses both at the inception of the hedge and on an ongoing quarterly basis, whether the derivative used in the hedging transaction has been highly effective in offsetting changes in fair value or cash flows of the hedged item, and whether the derivative as a hedging instrument is no longer appropriate.

The Company discontinues hedge accounting prospectively when either it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; the derivative expires or is sold, terminated or exercised; the derivative is de-designated because it is unlikely that a forecasted transaction will occur; or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted as an adjustment to yield over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transaction are still expected to occur, unrealized gains and losses that are accumulated in other comprehensive income are included in the results of operations in the same period when the results of operations are also affected by the hedged cash flow. They are recognized in the results of operations immediately if the cash flow hedge was discontinued because a forecasted transaction is not expected to occur.

Certain commitments to sell loans are derivatives. These commitments are recorded as a freestanding derivative and classified as an other asset or liability.

Loans Held for Sale:    Loans are classified as held for sale based on management’s intent to sell the loans, either as part of a core business strategy or related to a risk mitigation strategy. Loans held for sale and any related unfunded lending commitments are recorded at the lower of cost (which is the carrying amount net of deferred fees and costs and applicable allowance for loan losses and reserve for unfunded lending commitments) or fair market value less costs to sell. At the time of the transfer to loans held for sale, if the fair market value is less than cost, the difference is recorded as additional provision for credit losses in the results of operations. Fair market value is determined based on quoted market prices for the same or similar loans, outstanding investor commitments or discounted cash flow analyses using market assumptions.

At December 31, 2011 fair market value for substantially all the loans in loans held for sale were obtained by reference to prices for the same or similar loans from recent transactions. For a relationship that includes an unfunded lending commitment, the cost basis is the outstanding balance of the loan net of the allowance for loan losses and net of any reserve for unfunded lending commitments. This cost basis is compared to the fair market value of the entire relationship including the unfunded lending commitment.

Individual loans or pools of loans are transferred from the loan portfolio to loans held for sale when the intent to hold the loans has changed and there is a plan to sell the loans within a reasonable period of time. Loans held for sale are reviewed quarterly. Subsequent declines or recoveries of previous declines in the fair market value of loans held for sale are recorded in other fee income in the results of operations. Fair market value changes occur due to changes in interest rates, the borrower’s credit, the secondary loan market and the market for a borrower’s debt. If an unfunded lending commitment expires before a sale occurs, the reserve associated with the unfunded lending commitment is recognized as a credit to other fee income in the results of operations.

Fair Value Measurements:    The Company measures or monitors many of its assets and liabilities on a fair value basis. Certain assets and liabilities are measured on a recurring basis. Examples of these include derivative instruments, available for sale and trading securities, loans held for sale and long-term debt. Additionally, fair value is used on a non-recurring basis to evaluate assets or liabilities for impairment or for disclosure purposes. Examples of these non-recurring uses of fair value include certain loans held for sale accounted for on a lower of cost or fair value, mortgage servicing rights, goodwill, and long-lived assets. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Company uses various valuation techniques and assumptions when estimating fair value.

The Company applied the following fair value hierarchy:

Level 1 — Assets or liabilities for which the identical item is traded on an active exchange, such as publicly-traded instruments or futures contracts.

Level 2 — Assets and liabilities valued based on observable market data for similar instruments.

Level 3 — Assets and liabilities for which significant valuation assumptions are not readily observable in the market; instruments valued based on the best available data, some of which is internally-developed, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities required or permitted to be recorded at and/or marked to fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to market observable data for similar assets and liabilities. Nevertheless, certain assets and liabilities are not actively traded in observable markets and the Company must use alternative valuation techniques to derive a fair value measurement.

Other Real Estate Owned:    Other real estate owned (“OREO”) consists of real estate acquired in lieu of unpaid loan balances. These assets are carried at an amount equal to the loan balance prior to foreclosure plus costs incurred for improvements to the property, but no more than the estimated fair value of the property less estimated selling costs. Any valuation adjustments required at the date of transfer are charged to the allowance for loan losses. Subsequently, unrealized losses and realized gains and losses are included in other noninterest income. Operating results from OREO are recorded in other noninterest expense.

Bank Premises and Equipment:    Bank premises and equipment are stated at cost, less accumulated depreciation and amortization. Premises and equipment include certain costs associated with the acquisition of leasehold improvements. Depreciation and amortization are recognized principally by the straight-line method, over the estimated useful lives as follows: buildings — 25-40 years, leasehold improvements — 5-25 years, furniture and equipment — 3-12 years. Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Other Intangible Assets:    Intangible assets with indefinite lives are not subject to amortization. Rather they are subject to impairment tests at least annually, or more often if events or circumstances indicate there may be impairment. Intangible assets with finite lives continue to be amortized over the period the Company expects to benefit from such assets and are periodically reviewed to determine whether there have been any events or circumstances to indicate the recorded amount is not recoverable from projected undiscounted net operating cash flows. A loss is recognized to reduce the carrying amount to fair value, where appropriate.

Revenue Recognition:    Revenue is recognized when the earnings process is complete and collectibility is assured. Brokerage fees and commissions are recognized on a trade date basis. Asset management fees, measured by assets at a particular date, are accrued as earned. Commission expenses are recorded when the related revenue is recognized.

Allowance for Loan Losses and Reserve for Unfunded Lending Commitments:    The Company has developed policies and procedures for assessing the adequacy of the allowance for loan losses and reserve for unfunded lending commitments that reflect the evaluation of credit risk after careful consideration of all available information. Where appropriate this assessment includes monitoring qualitative and quantitative trends including changes in levels of past due, criticized and nonperforming loans. In developing this assessment, the Company must necessarily rely on estimates and exercise judgment regarding matters where the ultimate outcome is unknown such as economic factors, developments affecting companies in specific industries and issues with respect to single borrowers. Depending on changes in circumstances, future assessments of credit risk may yield materially different results, which may result in an increase or a decrease in the allowance for loan losses.

The allowance for loan losses and reserve for unfunded lending commitments is maintained at a level the Company believes is adequate to absorb probable losses inherent in the loan portfolio and unfunded lending commitments as of the date of the consolidated financial statements. The Company employs a variety of modeling and estimation tools in developing the appropriate allowance for loan losses and reserve for unfunded lending commitments. The allowance for loan losses and reserve for unfunded lending commitments consists of formula-based components for both commercial and consumer loans, allowance for impaired commercial loans and allowance related to additional factors that are believed indicative of current trends and business cycle issues.

If necessary, a specific allowance is established for individually evaluated impaired loans. The specific allowance established for these loans is based on a thorough analysis of the most probable source of repayment, including the present value of the loan’s expected future cash flows, the loan’s estimated market value, or the estimated fair value of the underlying collateral depending on the most likely source of repayment. General allowances are established for loans grouped into pools based on similar characteristics. In this process, general allowance factors are based on an analysis of historical charge-off experience, portfolio trends, regional and national economic conditions, and expected loss given default derived from the Company’s internal risk rating process.

The Company monitors qualitative and quantitative trends in the loan portfolio, including changes in the levels of past due, criticized and nonperforming loans. The distribution of the allowance for loan losses and reserve for unfunded lending commitments between the various components does not diminish the fact that the entire allowance for loan losses and reserve for unfunded lending commitments is available to absorb credit losses in the loan portfolio. The principal focus is, therefore, on the adequacy of the total allowance for loan losses and reserve for unfunded lending commitments.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s bank subsidiary’s allowance for loan losses and reserve for unfunded lending commitments. These agencies may require such subsidiaries to recognize changes to the allowance for loan losses and reserve for unfunded lending commitments based on their judgments about information available to them at the time of their examination.

Income Taxes:    The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their related tax bases and are measured using the enacted tax rates and laws that are in effect. A valuation allowance is recognized for a deferred tax asset if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. The effect on deferred tax assets and liabilities of a change in rates is recognized as income or expense in the period in which the change occurs. See Note L, Income Taxes for related disclosures.

Earnings per Share:    Basic earnings per share are computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during each period. Diluted earnings per share are based on the weighted-average number of common shares outstanding during each period, plus common share equivalents calculated for stock options and performance restricted stock outstanding using the treasury stock method.

Stock-Based Compensation:    The three stock option plans are accounted for under ASC Topic 718 and the fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with market assumptions. This amount is amortized on a straight-line basis over the vesting period, generally five years. (See Note J)

For restricted stock awards, which generally vest based on continued service with the Company, the deferred compensation is measured as the fair value of the shares on the date of grant, and the deferred compensation is amortized as salaries and employee benefits in accordance with the applicable vesting schedule, generally straight-line over five years. Some shares vest based upon the Company achieving certain performance goals and salary amortization expense is based on an estimate of the most likely results on a straight line basis.

Recently Issued Accounting Standards, Not Adopted as of December 31, 2011	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Standards, Not Adopted as of December 31, 2011 [Abstract]
Recently Issued Accounting Standards, Not Adopted as of December 31, 2011

Note B     Recently Issued Accounting Standards, Not Adopted as of December 31, 2011

ASU No. 2011-05 — Amendments to Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

ASU 2011-08, “Intangibles — Goodwill and Other (Topic 350) — Testing Goodwill for Impairment.” ASU 2011-08 amends Topic 350, “Intangibles – Goodwill and Other,” to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2011, and is not expected to have a significant impact on the Company’s financial statements.

ASU 2011-03, “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” A repurchase agreement is a transaction in which a company sells financial instruments to a buyer, typically in exchange for cash, and simultaneously enters into an agreement to repurchase the same or substantially the same financial instruments from the buyer at a stated price plus accrued interest at a future date. The determination of whether the transaction is accounted for as a sale or a collateralized financing is determined by assessing whether the seller retains effective control of the financial instrument. The ASU changes the assessment of effective control by removing the criterion that requires the seller to have the ability to repurchase or redeem financial assets with substantially the same terms, even in the event of default by the buyer and the collateral maintenance implementation guidance related to that criterion. The Company will apply the new guidance to repurchase agreements entered into or amended after January 1, 2012. The adoption of the ASU did not have a significant impact on the Company’s financial position, results of operations, or EPS.

ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” The ASU requires additional disclosures about financial instruments and derivative instruments that are offset or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective for the interim reporting period ending March 31, 2013 with retrospective disclosure for all comparative periods presented. The Company is evaluating the impact of the ASU; however, it is not expected to materially impact the Company's financial position, results of operations, or EPS.

ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The primary purpose of the ASU is to conform the language in the fair value measurements guidance in U.S. GAAP and IFRS. The ASU also clarifies how to apply existing fair value measurement and disclosure requirements. Further, the ASU requires additional disclosures about transfers between level 1 and 2 of the fair value hierarchy, quantitative information for level 3 inputs, and the level of the fair value measurement hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. The ASU is effective for the interim reporting period ending March 31, 2012. The Company has adopted the standard as of January 1, 2012. The adoption did not have a significant impact on the Company’s financial position, results of operations, or EPS.

Cash, Dividend and Loan Restrictions	12 Months Ended
Dec. 31, 2011
Cash, Dividend and Loans Restrictions, Shareholders' Equity and Accumulated Other Comprehensive Income, Net [Abstract]
Cash, Dividend and Loan Restrictions

Note C     Cash, Dividend and Loan Restrictions

In the normal course of business, the Company and Seacoast National enter into agreements, or are subject to regulatory agreements that result in cash, debt and dividend restrictions. A summary of the most restrictive items follows:

Seacoast National is required to maintain average reserve balances with the Federal Reserve Bank. The average amount of those reserve balances was $18.3 million for 2011 and a nominal amount for 2010.

Under Federal Reserve regulation, Seacoast National is limited as to the amount it may loan to their affiliates, including the Company, unless such loans are collateralized by specified obligations. At December 31, 2011, the maximum amount available for transfer from Seacoast National to the Company in the form of loans approximated $33.9 million.

The approval of the Office of the Comptroller of the Currency (“OCC”) is required if the total of all dividends declared by a national bank in any calendar year exceeds the bank's profits, as defined, for that year combined with its retained net profits for the preceding two calendar years. Under this restriction Seacoast National cannot distribute any dividends to the Company as of December 31, 2011, without prior approval of the OCC.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

Note D     Securities

The amortized cost and fair value of secuities available for sale and held for investment at December 31, 2011 and December 31, 2010 are summarized as follows:

	December 31, 2011
	Gross	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)
SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,699	$25	$—	$1,724
Mortgage-backed securities of U.S. Government Sponsored Entities	135,665	2,819	(37)	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities	428,139	9,111	(316)	436,934
Private collateralized mortgage obligations	73,247	330	(3,487)	70,090
Obligations of state and political subdivisions	1,097	70	—	1,167

	$639,847	$12,355	$(3,840)	$648,362

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$10,475	$—	$(136)	$10,339
Private collateralized mortgage obligations	1,840	40	—	1,880
Obligations of state and political subdivisions	6,662	570	—	7,232
Other	1,000	36	—	1,036

	$19,977	$646	$(136)	$20,487

	December 31, 2010
	Gross	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)
SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$4,192	$20	$—	$4,212
Mortgage-backed securities of U.S. Government Sponsored Entities	120,439	1,218	(1,023)	$120,634
Collateralized mortgage obligations of U.S. Government Sponsored Entities	212,715	4,101	(1,357)	$215,459
Private collateralized mortgage obligations	90,428	1,325	(1,369)	$90,384
Obligations of state and political subdivisions	1,638	71	—	$1,709
Other	2,742	—	—	$2,742

	$432,154	$6,735	$(3,749)	$435,140

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$15,423	$85	$—	$15,508
Private collateralized mortgage obligations	3,540	79	—	$3,619
Obligations of state and political subdivisions	7,398	69	(244)	$7,223
Other	500	3	—	$503

	$26,861	$236	$(244)	$26,853

Proceeds from sales of securities during 2011 were $52,689,000 with gross gains of $1,239,000 and gross losses of $19,000. Proceeds from sales of securities during 2010 were $107,821,000 with gross gains of $3,687,000. Proceeds from the sale of securities during 2009 were $92,686,000 with gross gains of $5,399,000.

Securities with a carrying value of $109,790,000 and a fair value of $109,793,000 at December 31, 2011, were pledged as collateral for United States Treasury deposits, other public deposits and trust deposits. Securities with a carrying and fair value of $171,951,000 were pledged as collateral for repurchase agreements.

The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	Held for Investment		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In thousands)
Due in less than one year	$—	$—	$—	$—
Due after one year through five years	127	127	1,699	1,724
Due after five years through ten years	1,503	1,632	1,097	1,167
Due after ten years	5,032	5,473	—	—

	6,662	7,232	2,796	2,891
Mortgage-backed securities of U.S. Government Sponsored Entities	—	—	135,665	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities	10,475	10,339	428,139	436,934
Private collateralized mortgage obligations	1,840	1,880	73,247	70,090
No contractual maturity	1,000	1,036	—	—

	$19,977	$20,487	$639,847	$648,362

The estimated fair value of a security is determined based on market quotations when available or, if not available, by using quoted market prices for similar securities, pricing models or discounted cash flows analyses, using observable market data where available. The tables below indicate the amount of securities with unrealized losses and period of time for which these losses were outstanding at December 31, 2011 and December 31, 2010, respectively.

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$18,800	$(37)	$—	$—	$18,800	$(37)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	59,913	(452)	—	—	59,913	(452)
Private collateralized mortgage obligations	32,615	(2,001)	27,282	(1,486)	59,897	(3,487)

Total temporarily impaired securities	$111,328	$(2,490)	$27,282	$(1,486)	$138,610	$(3,976)

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$61,176	$(1,023)	$—	$—	$61,176	$(1,023)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	42,469	(1,357)	—	—	42,469	(1,357)
Private collateralized mortgage obligations	42,289	(631)	14,214	(738)	56,503	(1,369)
Obligations of state and political subdivisions	4,273	(244)	—	—	4,273	(244)

Total temporarily impaired securities	$150,207	$(3,255)	$14,214	$(738)	$164,421	$(3,993)

The Company owned individual investment securities of $138.6 million with aggregate gross unrealized losses at December 31, 2011. Based on a review of each of the securities in the investment securities portfolio at December 31, 2011, the Company concluded that it expected to recover the amortized cost basis of its investment.

Approximately $3.5 million of the unrealized losses pertain to super senior private label securities secured by collateral originated in 2005 and prior with a fair value of $59.9 million and were attributable to a combination of factors, including relative changes in interest rates since the time of purchase and decreased liquidity for investment securities in general. The collateral underlying these mortgage investments are 30- and 15-year fixed and 10/1 adjustable rate mortgage loans with low loan to values, subordination and historically have had minimal foreclosures and losses. Based on its assessment of these factors, management believes that the unrealized losses on these debt security holdings are a function of changes in investment spreads and interest rate movements and not changes in credit quality.

At December 31, 2011, the Company also had $489,000 of unrealized losses on mortgage backed securities of government sponsored entities having a fair value of $78.7 million that were attributable to a combination of factors, including relative changes in interest rates since the time of purchase and decreased liquidity for investment securities in general. The contractual cash flows for these securities are guaranteed by U.S. government agencies and U.S. government-sponsored enterprises. Based on its assessment of these factors , management believes that the unrealized losses on these debt security holdings are a function of changes in investment spreads and interest movements and not changes in credit quality. Management expects to recover the entire amortized cost basis of these securities.

As of December 31, 2011, the Company does not intend to sell nor is it anticipated that it would be required to sell any of its investment securities that have losses. Therefore, management does not consider any investment to be other-than-temporarily impaired at December 31, 2011.

Included in other assets is $11.9 million of Federal Home Loan Bank and Federal Reserve Bank stock stated at par value. At December 31, 2011, the Company has not identified events or changes in circumstances which may have a significant adverse effect on the fair value of the $11.9 million of cost method investment securities.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

Note E     Loans

Information relating to loans at December 31 is summarized as follows:

	2011	2010
	(In thousands)
Construction and land development	$49,184	$79,306
Commercial real estate	508,353	543,603
Residential real estate	546,246	516,994
Commerical and financial	53,105	48,825
Consumer	50,611	51,602
Other	575	278

NET LOAN BALANCES	$1,208,074	$1,240,608

(1)   Net loan balances at December 31, 2011 and 2010 are net of deferred costs of $1,632,000 and $973,000, respectively.

One of the sources of the Company's business is loans to directors and executive officers. The aggregate dollar amount of these loans was approximately $5,736,000 and $5,332,000 at December 31, 2011 and 2010, respectively. During 2011 new loans totaling $2,421,000 were made and reductions totaled $2,017,000.

At December 31, 2011 and 2010, loans pledged as collateral for borrowings totaled $55.0 million for each year, respectively. At December 31, 2011 no loans were pledged as collateral for letters of credit with the Federal Home Loan Bank (“FHLB”), versus $47.3 million in loans at December 31, 2010.

Loans are made to individuals as well as commercial and tax exempt entities. Specific loan terms vary as to interest rate, repayment, and collateral requirements based on the type of loan requested and the credit worthiness of the prospective borrower.

Concentrations of Credit    All of the Company’s lending activity occurs within the State of Florida, including Orlando in Central Florida and Southeast coastal counties from Brevard County in the North to Palm Beach County in the south, as well as all of the counties surrounding Lake Okeechobee in the center of the state. The Company’s loan portfolio consists of approximately one half commercial and commercial real estate loans and one half consumer and residential real estate loans.

The Company’s extension of credit is governed by the Credit Risk Policy which was established to control the quality of the Company’s loans. These policies and procedures are reviewed and approved by the Board of Directors on a regular basis.

Construction and Land Development Loans    The Company defines construction and land development loans as exposures secured by land development and construction (including 1-4 family residential construction), multi-family property, and non-farm nonresidential property where the primary or significant source of repayment is from rental income associated with that property (that is, loans for which 50 percent or more of the source of repayment comes from third party, non-affiliated rental income) or the proceeds of the sale, refinancing, or permanent financing of the property.

Commercial Real Estate Loans    The Company’s goal is to create and maintain a high quality portfolio of commercial real estate loans with customers who meet the quality and relationship profitability objectives of the company. Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans. These loans are viewed primarily as cash flow loans and the repayment of these loans is largely dependent on the successful operation of the property. Loan performance may be adversely affected by factors impacting the general economy or conditions specific to the real estate market such as geographic location and/or property type.

Residential Real Estate Loans    The Company selectively adds residential mortgage loans to its portfolio, primarily loans with adjustable rates, home equity mortgages and home equity lines. Substantially all residential originations have been underwritten to conventional loan agency standards, including loans having balances that exceed agency value limitations. The Company has never offered sub-prime, Alt A, Option ARM or any negative amortizing residential loans, programs or products, although we have originated and hold residential mortgage loans from borrowers with original or current FICO credit scores that are less than “prime.”

Commercial and Financial Loans    Commercial credit is extended primarily to small to medium sized professional firms, retail and wholesale operators and light industrial and manufacturing concerns. Such credits typically comprise working capital loans, loans for physical asset expansion, asset acquisition and other business loans. Loans to closely held businesses will generally be guaranteed in full or for a meaningful amount by the businesses major owners. Commercial loans are made based primarily on the historical and projected cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not behave as forecasted and collateral securing loans may fluctuate in value due to economic or individual performance factors. Minimum standards and underwriting guidelines have been established for all commercial loan types.

Consumer Loans    The Company originates consumer loans including installment loans, loans for automobiles, boats, and other personal, family and household purposes, and indirect loans through dealers to finance automobiles. For each loan type several factors including debt to income, type of collateral and loan to collateral value, credit history and Company relationship with the borrower is considered during the underwriting process.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2011 and 2010:

			Accruing
	Accruing	Accruing	Greater			Total
	30-59 Days	60-89 Days	Than			Financing
December 31, 2011	Past Due	Past Due	90 Days	Nonaccrual	Current	Receivables
			(In thousands)
Construction and land development	$6	$215	$—	$2,227	$46,736	$49,184
Commercial real estate	836	—	—	13,120	494,397	508,353
Residential real estate	2,979	607	—	12,555	530,105	546,246
Commerical and financial	80	—	—	16	53,009	53,105
Consumer	246	74	—	608	49,683	50,611
Other	—	—	—	—	575	575

Total	$4,147	$896	$—	$28,526	$1,174,505	$1,208,074

			Accruing
	Accruing	Accruing	Greater			Total
	30-59 Days	60-89 Days	Than			Financing
December 31, 2010	Past Due	Past Due	90 Days	Nonaccrual	Current	Receivables
			(In thousands)
Construction and land development	$147	$20	$—	$29,229	$49,910	$79,306
Commercial real estate	76	—	—	19,101	524,426	543,603
Residential real estate	3,493	598	—	14,810	498,093	516,994
Commerical and financial	70	1	—	4,607	44,147	48,825
Consumer	410	176	—	537	50,479	51,602
Other	—	—	—	—	278	278

Total	$4,196	$795	$—	$68,284	$1,167,333	$1,240,608

Nonaccrual loans and loans past due ninety days or more were $28.5 million and $68.3 million at December 31, 2011 and 2010, respectively. The reduction in interest income associated with loans on nonaccrual status was approximately $1.2 million, $5.1 million, and $6.6 million, for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Under the Company’s risk rating system, the Company classifies problem and potential problem loans as “Special Mention,” “Substandard,” and “Doubtful” and these loans are monitored on an ongoing basis. Substandard loans include those characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as substandard may require a specific allowance, but generally does not exceed 30% of the principal balance. Loans classified as Doubtful, have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans classified as doubtful generally have specific allowances in excess of 30% of the principal balance. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management’s close attention are deemed to be Special Mention. Risk ratings are updated any time the situation warrants.

Loans not meeting the criteria above are considered to be pass-rated loans and risk grades are recalculated at least annually by the loan relationship manager. The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2011 and 2010:

	Construction			Commercial
	& Land	Commercial	Residential	and	Consumer
December 31, 2011	Development	Real Estate	Real Estate	Financial	Loans	Total
			(In thousands)
Pass	$42,899	$387,161	$505,316	$51,375	$49,299	$1,036,050
Special mention	802	57,334	5,529	1,445	523	65,633
Substandard	90	5,558	133	168	305	6,254
Doubtful	—	—	—	—	—	—
Nonaccrual	2,227	13,120	12,555	16	608	28,526
Troubled debt restructures	3,166	45,180	22,713	101	451	71,611

	$49,184	$508,353	$546,246	$53,105	$51,186	$1,208,074

	Construction			Commercial
	& Land	Commercial	Residential	and	Consumer
December 31, 2010	Development	Real Estate	Real Estate	Financial	Loans	Total
			(In thousands)
Pass	$41,650	$390,792	$473,525	$41,966	$49,643	$997,576
Special mention	265	70,810	1,441	1,866	693	75,075
Substandard	4,140	23,214	5,410	283	276	33,323
Doubtful	—	—	—	—	—	—
Nonaccrual	29,229	19,101	14,810	4,607	537	68,284
Troubled debt restructures	4,022	39,686	21,808	103	731	66,350

	$79,306	$543,603	$516,994	$48,825	$51,880	$1,240,608

Impaired Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Impaired Loans and Allowance for Loan Losses [Abstract]
Impaired Loans and Allowance for Loan Losses

Note F    Impaired Loans and Allowance for Loan Losses

During the third quarter of 2011, the Company adopted Accounting Standards Update (ASU) 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring (“TDR”) (Topic 310), which modified guidance for identifying restructurings of receivables that constitute a TDR. As a result of adopting the provisions of ASU 2011-02, the Company reassessed all loan modifications that occurred after December 31, 2010 for identification as TDRs. The Company did not identify any loans that were previously measured under general allowance for credit losses methodology as TDRs. The Company adopted the provisions of the ASU that require impaired loan accounting and reporting for newly identified TDRs as of July 1, 2011. During 2011, the total of newly identified TDRs was $31.2 million, of which $0.3 million were accruing construction and land development loans, $6.4 million were accruing residential real estate mortgages, $20.7 million were accruing commercial real estate loans, and $0.2 million were accruing consumer loans. Loans modified, but where full collection under the modified terms is doubtful, are classified as nonaccrual loans from the date of modification and are therefore excluded from the tables below.

The Company's TDR concessions granted generally do not include forgiveness of principal balances. Loan modifications are not reported in calendar years after modification if the loans were modified at an interest rate equal to the yields of new loan originations with comparable risk and the loans are performing based on the terms of the restructuring agreements.

When a loan is modified as a TDR, there is not a direct, material impact on the loans within the Consolidated Balance Sheet, as principal balances are generally not forgiven. All loans prior to modification were classified as an impaired loan and the allowance for loan losses is determined in accordance with its policy as disclosed in Note A. The following table presents loans that were modified within the twelve months ending December 31, 2011:

		Pre-	Post-
		Modification	Modification
	Number	Outstanding	Outstanding	Specific	Valuation
	of	Recorded	Recorded	Reserve	Allowance
	Contracts	Investment	Investment	Recorded	Recorded
		(Dollars in Thousands)
Construction and land development	6	$340	$335	$—	$6
Residential real estate	29	6,408	6,221	—	188
Commercial real estate	12	20,694	19,027	—	1,667
Commercial and financial	1	9	8	—	—
Consumer	4	187	156	—	30

	52	$27,638	$25,747	$—	$1,891

Accruing loans that were restructured within the twelve months ending December 31, 2011 and defaulted during the twelve months ended December 31, 2011 are presented in the table below. The Company considers a loan to have defaulted when it becomes 90 days or more delinquent under the modified terms, has been transferred to nonaccrual status, or has been transferred to other real estate owned. A defaulted TDR is generally placed on nonaccrual and specific allowance for loan loss is assigned in accordance with the Company's policy as disclosed in note A.

	Number of Contracts	Recorded Investment
	(Dollars in Thousands)
Construction and land development	1	$37
Residential real estate	1	220
Commercial real estate	—	—
Commercial and financial	1	8
Consumer	—	—

	3	$265

At December 31, 2011 and 2010, the Company's recorded investment in impaired loans and related valuation allowance was as follows:

	Impaired Loans
	for the Year Ended December 31, 2011
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
With no related allowance recorded:
Construction and land development	$1,616	$2,431	$—	$2,527	$14
Commercial real estate	19,101	22,219	—	21,221	425
Residential real estate	9,128	13,442	—	8,752	155
Commercial and financial	16	16	—	774	2
Consumer	481	523	—	417	2
With an allowance recorded:
Construction and land development	3,777	4,131	375	13,699	153
Commercial real estate	39,199	39,824	3,385	44,369	1,843
Residential real estate	26,140	26,940	3,099	26,869	913
Commercial and financial	101	101	8	154	3
Consumer	578	584	112	746	31
Total:
Construction and land development	5,393	6,562	375	16,226	167
Commercial real estate	58,300	62,043	3,385	65,590	2,268
Residential real estate	35,268	40,382	3,099	35,621	1,068
Commercial and financial	117	117	8	928	5
Consumer	1,059	1,107	112	1,163	33

	$100,137	$110,211	$6,979	$119,528	$3,541

	Impaired Loans
	for the Year Ended December 31, 2010
		Unpaid	Related	Average	Interest
	Recorded	Principal	Valuation	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
With no related allowance recorded:
Construction and land development	$3,826	$9,243	$—		$29
Commercial real estate	22,365	27,962	—		382
Residential real estate	9,731	14,561	—		54
Commercial and financial	4,607	4,721	—		—
Consumer	5	5	—		1
With an allowance recorded:
Construction and land development	29,425	32,232	5,076		211
Commercial real estate	36,421	42,173	5,404		1,198
Residential real estate	26,887	27,188	3,640		741
Commercial and financial	104	104	9		—
Consumer	1,263	1,271	233		55
Total:
Construction and land development	33,251	41,475	5,076	$51,583	240
Commercial real estate	58,786	70,135	5,404	61,448	1,580
Residential real estate	36,618	41,749	3,640	31,174	795
Commercial and financial	4,711	4,825	9	3,016	—
Consumer	1,268	1,276	233	1,837	56

	$134,634	$159,460	$14,362	$149,058	$2,671

Impaired loans also include loans that have been modified in troubled debt restructurings (“TDRs”) where concessions to borrowers who experienced financial difficulties have been granted. At December 31, 2011 and 2010, accruing TDRs totaled $71.6 million and $66.4 million, respectively.

In March 2012, the Company concluded that the lead bank in a $14.6 million participation classified as a TDR may not renew their borrower’s loan, and instead proceed with foreclosure when the loan matures in November 2012. These facts could alter the loan’s status as an accruing TDR in the first quarter 2012, at which point management expects that an additional valuation allowance of approximately $2.1 million would be recorded.

The valuation allowance is included in the allowance for loan losses. The average recorded investment in impaired loans for the years ended December 31, 2011, 2010 and 2009 was $119,528,000, $149,058,000 and $137,295,000, respectively. The impaired loans were measured for impairment based primarily on the value of underlying collateral.

Interest payments received on impaired loans are recorded as interest income unless collection of the remaining recorded investment is doubtful at which time payments received are recorded as reductions to principal. For the years ended December 31, 2011, 2010 and 2009, the Company recorded $3,541,000, $2,671,000 and $708,000, respectively, in interest income on impaired loans.

The nonaccrual loans and accruing loans past due 90 days or more were $28,526,000 and $0, respectively, at December 31, 2011, $68,284,000 and $0. respectively at the end of 2010, and were $97,876,000 and $156,000, respectively, at year-end 2009.

Transactions in the allowance for loans losses for the three years ended December 31, 2011, 2010 and 2009 are summarized as follows:

December 31 , 2011	Beginning Balance	Provision for Loan Losses	Charge- Offs	Recoveries	Net Charge- Offs	Ending Balance
	(In thousands)
Construction and land development	$7,214	$(1,645)	$(4,739)	$1,053	$(3,686)	$1,883
Commercial real estate	18,563	(3,777)	(3,663)	354	(3,309)	11,477
Residential real estate	10,102	7,833	(7,482)	513	(6,969)	10,966
Commercial and financial	480	(379)	—	301	301	402
Consumer	1,385	(58)	(562)	72	(490)	837

	$37,744	$1,974	$(16,446)	$2,293	$(14,153)	$25,565

December 31, 2010	$45,192	$31,680	$(41,628)	$2,500	$(39,128)	$37,744

December 31, 2009	$29,388	$124,767	$(110,826)	$1,863	$(108,963)	$45,192

As discussed in Note A, “Significant Accounting Policies,” the allowance for loan losses is composed of specific allowances for certain impaired loans and general allowances grouped into loan pools based on similar characteristics. The Company's loan portfolio and related allowance at December 31, 2011 and 2010 is shown in the following tables.

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2011	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$5,393	$375	$43,791	$1,508	$49,184	$1,883
Commercial real estate	58,300	3,385	450,053	8,092	508,353	11,477
Residential real estate	35,268	3,099	510,978	7,867	546,246	10,966
Commercial and financial	117	8	52,988	394	53,105	402
Consumer	1,059	112	50,127	725	51,186	837

	$100,137	$6,979	$1,107,937	$18,586	$1,208,074	$25,565

	Individually Evaluated for Impairment		Collectively Evaluated for Impairment		Total
December 31, 2010	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance	Carrying Value	Associated Allowance
	(In thousands)
Construction and land development	$33,251	$5,076	$46,055	$2,138	$79,306	$7,214
Commercial real estate	58,786	5,404	484,817	13,159	543,603	18,563
Residential real estate	36,618	3,640	480,376	6,462	516,994	10,102
Commercial and financial	4,711	9	44,114	471	48,825	480
Consumer	1,268	233	50,612	1,152	51,880	1,385

	$134,634	$14,362	$1,105,974	$23,382	$1,240,608	$37,744

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment

Note G    Bank Premises and Equipment

Bank premises and equipment are summarized as follows:

		Accumulated	Net
		Depreciation &	Carrying
	Cost	Amortization	Value
	(In thousands)
December 31, 2011
Premises (including land of $8,883)	$48,691	$(18,710)	$29,981
Furniture and equipment	21,300	(17,054)	4,246

	$69,991	$(35,764)	$34,227

December 31, 2010
Premises (including land of $8,883)	$48,522	$(17,528)	$30,994
Furniture and equipment	21,080	(16,029)	5,051

	$69,602	$(33,557)	$36,045

In accordance with the provisions of ASC Topic 360-10, the impairment or disposal of long-lived assets held for sale with a carrying amount of $2.4 million were written down to their fair value of $1.4 million based on appraised values less selling costs resulting in losses of $228,000 and $753,000, respectively, for 2010 and 2009 which was included in the consolidated statement of operations as “net loss on other estate owned and repossessed assets”. These assets were sold in 2011.

Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Other Intangible Assets [Abstract]
Other Intangible Assets

Note H    Other Intangible Assets

The gross carrying amount and accumulated amortization of the Company's intangible asset subject to amortization at December 31, 2011 and 2010, is presented below.

	December 31, 2011		December 31, 2010
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
	(In thousands)
Deposit base intangible	$9,494	$(7,205)	$9,494	$(6,357)

	$9,494	$(7,205)	$9,494	$(6,357)

Intangible amortization expense related to the deposit base intangible for each of the years in the three-year period ended December 31, 2011, is presented below.

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Intangible Amortization
Identified intangible assets
Deposit base	$847	$985	$1,259

The estimated annual amortization expense for the deposit base intangible determined using the straight line method in each of the five years subsequent to December 31, 2011, is as follows (in thousands): 2012, $788; 2013, $783; 2014, $718; and zero thereafter.

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
Borrowings

Note I    Borrowings

All of the Company's short-term borrowings were comprised of federal funds purchased and securities sold under agreements to repurchase with maturities primarily from overnight to seven days:

	2011	2010	2009
	(In thousands)
Maximum amount outstanding at any month end	$154,440	$125,920	$158,815
Weighted average interest rate at end of year	0.22%	0.25%	0.26%
Average amount outstanding	$106,495	$87,106	$117,171
Weighted average interest rate during the year	0.26%	0.27%	0.37%

During 2007, the Company obtained advances from the Federal Home Loan Bank (FHLB) of $25,000,000 each on September 25, 2007 and November 27, 2007. The advances mature on September 15, 2017 and November 27, 2017, respectively, and have fixed rates of 3.64 percent and 2.70 percent at December 31, 2011, respectively, payable quarterly; the FHLB has a perpetual three-month option to convert the interest rate on either advance to an adjustable rate and the Company has the option to prepay the advance should the FHLB convert the interest rate.

Seacoast National has unused secured lines of credit of $819,174,000 at December 31, 2011.

The Company issued $20,619,000 in junior subordinated debentures on March 31 and December 16, 2005, an aggregate of $41,238,000. These debentures were issued in conjunction with the formation of a Delaware and Connecticut trust subsidiary, SBCF Capital Trust I, and II ("Trusts I and II") which each completed a private sale of $20.0 million of floating rate preferred securities. On June 29, 2007, the Company issued an additional $12,372,000 in junior subordinated debentures which was issued in conjunction with the formation of a Delaware trust subsidiary, SBCF Statutory Trust III ("Trust III"), which completed a private sale of $12.0 million of floating rate trust preferred securities. The rates on the trust preferred securities are the 3-month LIBOR rate plus 175 basis points, the 3-month LIBOR rate plus 133 basis points, and the 3-month LIBOR rate plus 135 basis points, respectively. The rates, which adjust every three months, are currently 2.33 percent, 1.88 percent, and 1.90 percent, respectively, per annum. The trust preferred securities have original maturities of thirty years, and may be redeemed without penalty on or after June 10, 2010, March 15, 2011, and September 15, 2012, respectively, upon approval of the Federal Reserve or upon occurrence of certain events affecting their tax or regulatory capital treatment. Distributions on the trust preferred securities are payable quarterly in March, June, September and December of each year. The Trusts also issued $619,000, $619,000 and $372,000, respectively, of common equity securities to the Company. The proceeds of the offering of trust preferred securities and common equity securities were used by Trusts I and II to purchase the $41.2 million junior subordinated deferrable interest notes issued by the Company, and by Trust III to purchase the $12.4 million junior subordinated deferrable interest notes issued by the Company, all of which have terms substantially similar to the trust preferred securities.

The Company has the right to defer payments of interest on the notes at any time or from time to time for a period of up to twenty consecutive quarterly interest payment periods. Under the terms of the notes, in the event that under certain circumstances there is an event of default under the notes or the Company has elected to defer interest on the notes, the Company may not, with certain exceptions, declare or pay any dividends or distributions on its capital stock or purchase or acquire any of its capital stock. The Company executed its right to defer interest payments on the notes beginning May 19, 2009 and as a result no common or preferred stock dividends could be paid. At December 31, 2010, the accumulated deferred interest payments on trust preferred securities was $2.0 million. During the third quarter of 2011, the Company remitted accumulated deferred interest payments of $2,426,000. As of December 31, 2011, all interest payments on trust preferred securities are current.

The Company has entered into agreements to guarantee the payments of distributions on the trust preferred securities and payments of redemption of the trust preferred securities. Under these agreements, the Company also agrees, on a subordinated basis, to pay expenses and liabilities of the Trusts other than those arising under the trust preferred securities. The obligations of the Company under the junior subordinated notes, the trust agreement establishing the Trusts, the guarantees and agreements as to expenses and liabilities, in aggregate, constitute a full and conditional guarantee by the Company of the Trusts' obligations under the trust preferred securities.

Despite the fact that the accounts of the Trusts are not included in the Company's consolidated financial statements, $52.0 million in trust preferred securities issued by the Trusts are included in the Tier 1 capital of the Company at December 31, 2011, as allowed by Federal Reserve guidelines.

Through April 13, 2011 and all of 2010, the Company's banking subsidiary utilized $43.0 million in letters of credit issued by the FHLB to satisfy a portion of its pledging requirement to transact business as a qualified public depository within the state of Florida. The letters of credit had a term of one year with an annual fee equivalent of eight basis points, or approximately $34,000. The letters of credit were terminated on April 13, 2011.

Employee Benefits and Stock Compensation	12 Months Ended
Dec. 31, 2011
Employee Benefits and Stock Compensation [Abstract]
Employee Benefits and Stock Compensation

Note J    Employee Benefits and Stock Compensation

The Company’s profit sharing and retirement plan covers substantially all employees after one year of service and includes a matching benefit feature for employees electing to defer the elective portion of their profit sharing compensation. In addition, amounts of compensation contributed by employees are matched on a percentage basis under the plan. The profit sharing and retirement contributions charged to operations were $361,000 in 2011, $373,000 in 2010, and $417,000 in 2009.

The Company’s stock option and stock appreciation rights plans were approved by the Company’s shareholders on April 25, 1991, April 25, 1996, April 20, 2000 and May 8, 2008. The number of shares of common stock that may be granted pursuant to the 1991 and 1996 plans shall not exceed 990,000 shares for each plan, pursuant to the 2000 plan shall not exceed 1,320,000 shares, and pursuant to the 2008 plan, shall not exceed 1,500,000 shares. The Company has granted options and stock appreciation rights (“SSARs”) on 826,000, 933,000, 791,000 shares for the 1991, 1996 and 2000 plans, respectively, through December 31, 2011; no options or SSARs have been issued under the 2008 plan. Under the 2000 plan the Company issued 17,000 shares of restricted stock awards at $1.90 per share during 2010. Under the 2008 plan the Company issued 1,143,400 of restricted stock awards at $1.42 per share during 2011. Under the plans, the options, stock awards or SSARs exercise price equals the common stock’s market price on the date of the grant. All options or SSARs issued after December 31, 2002 have a vesting period of five years and a contractual life of ten years. All stock awards have a contractual life of three or five years. To the extent the Company has treasury shares available, stock options exercised or stock grants awarded may be issued from treasury shares or, if treasury shares are insufficient, the Company can issue new shares. The Company has a single share repurchase program in place, approved on September 18, 2001, authorizing the repurchase of up to 825,000 shares; the maximum number of shares that may yet be purchased under this program is 150,000. Under TARP and Federal Reserve policy, the Company’s stock repurchases are limited.

The Company did not grant any stock options or SSARS in 2011, 2010 or 2009. Stock option fair value is measured on the date of grant using the Black-Scholes option pricing model with market assumptions. Option pricing models require the use of highly subjective assumptions, including expected price volatility, which when changed can materially affect fair value estimates. Accordingly, the model does not necessarily provide a reliable single measure of the fair value of the Company’s stock options or SSARs.

The following table presents a summary of stock option and SSARs activity for the years ended December 31, 2011, 2010 and 2009:

	Number of Shares	Option or SSAR Price Per Share	Weighted Average Exercise Price	Aggregate Intrinsic Value
Dec. 31, 2008	611,000	$7.46 — 27.36	$21.06	$0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(53,000)	8.22 — 26.72	19.60

Dec. 31, 2009	558,000	7.46 — 27.36	21.21	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(11,000)	7.46 — 26.72	11.88

Dec. 31, 2010	547,000	17.08 — 27.36	21.39	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(12,000)	17.08 — 26.72	20.14

Dec. 31, 2011	535,000	17.08 — 27.36	21.42	0

No stock options were exercised during 2011. No windfall tax benefits were realized from the exercise of stock options and no cash was utilized to settle equity instruments granted under stock option awards.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011:

Options / SSARs Outstanding		Options / SSARs Exercisable (Vested)
Number of Shares Outstanding	Weighted Average Remaining Contractual Life in Years	Number of Shares Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
535,000	3.89	475,000	21.32	3.72	$0

Adjusting for potential forfeiture experience, non-vested stock options and SSARs for 53,000 shares were outstanding at December 31, 2011 and are as follows:

Number of Non-Vested Stock Options and SSARs	Weighted Average Remaining Contractual Life In Years	Weighted Average Fair Value	Remaining Unrecognized Compensation Cost	Weighted Average Remaining Recognition Period in Years
53,000	5.25	4.21	$61,000	0.25

Since December 31, 2010, restricted stock awards of 1,143,000 shares were issued, 10,000 awards have vested and 85,000 awards were cancelled. Of the 1,143,000 shares issued in 2011, 352,000 shares were dependent of the Company achieving a minimum return on equity during a five year period. Non-vested restricted stock awards totaling 1,086,000 shares were outstanding at December 31, 2011, 1,048,000 greater than at December 31, 2010, and are as follows:

Number of Non-Vested Restricted Stock Award Shares	Remaining Unrecognized Compensation Cost	Weighted Average Remaining Recognition Period in Years
1,086,000	$1,526,000	3.93

In 2011, 2010 and 2009 the Company recognized $588,000 ($361,000 after tax), $493,000 ($303,000 after tax) and $580,000 ($357,000 after tax), respectively of non-cash compensation expense.

No cash was utilized to settle equity instruments granted under restricted stock awards. No compensation cost has been capitalized and no significant modifications have occurred with regard to the contractual terms for stock options, SSARs or restricted stock awards.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Lease Commitments

Note K    Lease Commitments

The Company is obligated under various noncancellable operating leases for equipment, buildings, and land. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease. At December 31, 2011, future minimum lease payments under leases with initial or remaining terms in excess of one year are as follows:

(In thousands)
2012	$3,427
2013	2,904
2014	2,681
2015	2,333
2016	2,225
Thereafter	14,577

$28,147

Rent expense charged to operations was $4,010,000 for 2011, $3,951,000 for 2010 and $4,257,000 for 2009. Certain leases contain provisions for renewal and change with the consumer price index.

Certain property was leased for $312,000 in 2009 from a former Bank director of the Company who retired.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note L    Income Taxes

The benefit for income taxes is as follows:

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Current
Federal	$—	$29	$812
State	10	24	(4)
Deferred
Federal	—	(29)	(10,488)
State	(10)	(24)	(2,145)

	$—	$—	$(11,825)

The difference between the total expected tax benefit (computed by applying the U.S. Federal tax rate of 35% to pretax income in 2011, 2010 and 2009) and the reported income tax benefit relating to loss before income taxes is as follows:

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Tax rate applied to income (loss) before income taxes	$2,333	$(11,622)	$(55,479)
Increase (decrease) resulting from the effects of:
Goodwill impairment	—	—	17,435
Tax exempt interest on obligations of states and political subdivisions	(143)	(177)	(168)
State income taxes	(173)	506	1,868
Stock compensation	132	150	179
Other	281	174	1,108

Federal tax benefit before valuation allowance	2,430	(10,969)	(35,057)
State tax benefit before valuation allowance	494	(1,666)	(6,419)

Total income tax benefit	2,924	(12,635)	(41,476)
Change in valuation allowance	(2,924)	12,635	29,651

Income tax benefit	$—	$—	$(11,825)

The net deferred tax assets (liabilities) are comprised of the following:

	December 31
	2011	2010
	(In thousands)
Allowance for loan losses	$10,372	$15,304
Other real estate owned	4,009	4,690
Capital losses	384	386
Accrued stock compensation	417	351
Federal tax loss carryforward	42,235	39,973
State tax loss carryforward	8,010	7,961
Alternative minimum tax carryforward	1,304	1,304
Deferred compensation	1,202	1,034
Other	306	437

Gross deferred tax assets	68,239	71,440
Less: Valuation allowance	(44,938)	(47,862)

Deferred tax assets net of valuation allowance	23,301	23,578
Depreciation	(1,694)	(1,909)
Deposit base intangible	(843)	(1,172)
Net unrealized securities gains	(3,287)	(1,152)
Accrued interest and fee income	(661)	(394)

Gross deferred tax liabilities	(6,485)	(4,627)

Net deferred tax assets	$16,816	$18,951

Although realization is not assured, the Company believes that the realization of the recognized net deferred tax asset of $16.8 million is more likely than not based on expectations as to future taxable income and available tax planning strategies, as defined in ASC 740, that could be implemented if necessary to prevent a carryforward from expiring. The Company's net deferred tax asset (DTA) of $16.8 million consists of approximately $48.0 million of net U.S. federal DTAs, $13.7 million of net state DTAs, a $34.1 million federal DTA valuation allowance, and a $10.8 million state DTA valuation allowance.

As a result of the losses incurred in 2008, the Company reached a three-year cumulative pretax loss position at December 31, 2008. Losses in 2009 and 2010 added to this cumulative loss position that is considered significant negative evidence in assessing the realizability of a DTA. Earnings for 2011 provides initial positive evidence that may be used prospectively to offset the negative evidence in addition to forecasts of sufficient taxable income in the carryforward period, exclusive of tax planning strategies and sufficient tax planning strategies that could produce income sufficient to fully realize the DTAs. In general, the Company would need to generate approximately $137 million of taxable income during the respective carryforward periods to fully realize its federal DTAs, and $249 million to realize state DTAs. The Company believes only a portion of the federal and state DTAs can be realized from tax planning strategies and a forecast of taxable earnings; therefore, a valuation allowance of $34.1 million and $10.8 million was recorded, respectively, for federal and state DTAs. The amount of the DTA considered realizable, however, could be reduced if estimates of future taxable income during the carryforward period are lower than forecasted due to further deterioration in market conditions.

The federal and state net operating loss carryforwards expire in annual installments beginning in 2029 and run through 2031.

The Company recognizes interest and penalties related, as appropriate, as part of the provisioning for income taxes. No interest or penalties were accrued at December 31, 2011.

The Company has no unrecognized income tax benefits or provisions due to uncertain income tax positions. The Internal Revenue Service (IRS) examined the federal income tax returns for the years 2006, 2007, 2008 and 2009. The IRS did not propose any adjustments related to this examination. The following are the major tax juris- dictions in which the Company operates and the earliest tax year subject to examination:

Jurisdiction	Tax Year
United States of America	2010
Florida	2008

Income taxes related to securities transactions were $471,000, $1,422,000 and $2,083,000 in 2011, 2010 and 2009, respectively.

Noninterest Income and Expenses	12 Months Ended
Dec. 31, 2011
Noninterest Income and Expenses [Abstract]
Noninterest Income and Expenses

Note M    Noninterest Income and Expenses

Details of noninterest income and expense follow:

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Noninterest income
Service charges on deposit accounts	$6,262	$5,925	$6,491
Trust fees	2,111	1,977	2,098
Mortgage banking fees	2,140	2,119	1,746
Brokerage commissions and fees	1,122	1,174	1,416
Marine finance fees	1,209	1,334	1,153
Interchange income	3,808	3,163	2,613
Other deposit based EFT fees	318	321	331
Other	1,375	2,121	1,647

	18,345	18,134	17,495
Securities gains, net	1,220	3,687	5,399

TOTAL	$19,565	$21,821	$22,894

Noninterest expense
Salaries and wages	$27,288	$26,408	$26,693
Employee benefits	5,875	5,717	6,109
Outsourced data processing costs	6,583	5,981	5,623
Telephone / data lines	1,179	1,505	1,835
Occupancy	7,627	7,480	8,260
Furniture and equipment	2,291	2,398	2,649
Marketing	2,917	2,910	2,067
Legal and professional fees	6,137	7,977	6,984
FDIC assessments	3,013	3,958	4,952
Amortization of intangibles	847	985	1,259
Asset dispositions expense	2,281	2,268	1,172
Net loss on other real estate owned and repossessed assets	3,751	13,541	5,155
Goodwill impairment	0	0	49,813
Other	7,974	8,428	7,656

TOTAL	$77,763	$89,556	$130,227

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Cash, Dividend and Loans Restrictions, Shareholders' Equity and Accumulated Other Comprehensive Income, Net [Abstract]
Shareholders' Equity

Note N    Shareholders’ Equity

The Company has reserved 730,000 common shares for issuance in connection with an employee stock purchase plan and 742,500 common shares for issuance in connection with an employee profit sharing plan. At December 31, 2011 an aggregate of 626,899 shares and 172,949 shares, respectively, have been issued as a result of employee participation in these plans.

In December 2008, in connection with the Troubled Asset Relief Program (TARP) Capital Purchase Program, established as part of the Emergency Economic Stabilization Act of 2008, the Company issued to the U.S. Treasury Department (U.S. Treasury) 2,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (“Series A Preferred Stock”) with a par value of $0.10 per share and a 10-year warrant to purchase approximately 589,625 shares of common stock at an exercise price of $6.36 per share. The proceeds received were allocated to the preferred stock and additional paid-in-capital based on their relative fair values. The Series A Preferred Stock initially pays quarterly dividends at a five percent annual rate that increases to nine percent after five years on a liquidation preference of $25,000 per share. Upon the request of the U.S. Treasury, at any time, the Company has agreed to enter into a deposit arrangement pursuant to which the Series A Preferred Stock may be deposited and depository shares may be issued. The Corporation has registered the Series A Preferred Stock, the warrant, the shares of common stock underlying the warrant and the depository shares, if any, for resale under the Securities Act of 1933.

The fair value of the warrants were calculated using the following assumptions:

Risk free interest rate	2.17%
Expected life of options	10 years
Expected dividend yield	0.63%
Expected volatility	28%
Weighted average fair value	$5.30

Beginning in the third quarter of 2008, we reduced our dividend per share of our common stock to $0.01 and, as of May 19, 2009, we suspended the payment of dividends, as described below. On May 19, 2009, our board of directors decided to suspend regular quarterly cash dividends on our outstanding common stock and Series A Preferred Stock pursuant to a request from the Federal Reserve as a result of recently adopted Federal Reserve policies related to dividends and other distributions. On August 15, 2011, the Federal Reserve approved payment of deferred dividends on the Series A Preferred Stock. As a result, we remitted a payment of $6,614,000. As of December 31, 2011, dividend payments for Series A Preferred Stock are current.

A stock offering was completed during April of 2010 adding $50 million of Series B Mandatorily Convertible Nonvoting Preferred Stock (“Series B Preferred Stock”) as permanent capital, resulting in approximately $47.1 million in additional Tier 1 risk-based equity, net of issuance costs. The shares of Series B Preferred Stock were mandatorily convertible into common shares five days subsequent to shareholder approval, which was granted at the Company’s annual meeting on June 22, 2010. Upon the conversion of the Series B Preferred Stock, approximately 34,465,000 shares of the Company’s common stock were issued pursuant to the Investment Agreement, dated as of April 8, 2010 between the Company and the investors.

Holders of common stock are entitled to one vote per share on all matters presented to shareholders as provided in the Company’s Articles of Incorporation. The Company implemented a dividend reinvestment plan during 2007, issuing no shares from treasury stock during 2011 and approximately 10,000 shares from treasury stock during 2010.

A company that participates in the TARP must adopt certain standards for executive compensation, including (a) prohibiting “golden parachute” payments as defined in the Emergency Economic Stabilization Act of 2008 (EESA) to senior executive officers; (b) requiring recovery of any compensation paid to senior executive officers based on criteria that is later proven to be materially inaccurate; (c) prohibiting incentive compensation that encourages unnecessary and excessive risks that threaten the value of the financial institution, and (d) accepting restrictions on the payment of dividends and the repurchase of common stock. As of December 31, 2011, Seacoast believes it is in compliance with all TARP standards and restrictions.

Required Regulatory Capital

			Minimum for Capital Adequacy Purpose			Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
	(Dollars in thousands)
SEACOAST BANKING CORP (CONSOLIDATED)
At December 31, 2011:
Total Capital (to risk-weighted assets)	$230,303	18.77%	$98,124	³	8.00%	N/A		N/A
Tier 1 Capital (to risk-weighted assets)	214,844	17.51	49,062	³	4.00%	N/A		N/A
Tier 1 Capital (to adjusted average assets)	214,844	10.31	83,338	³	4.00%	N/A		N/A
At December 31, 2010:
Total Capital (to risk-weighted assets)	$221,130	17.84%	$99,140	³	8.00%	N/A		N/A
Tier 1 Capital (to risk-weighted assets)	205,364	16.57	49,570	³	4.00%	N/A		N/A
Tier 1 Capital (to adjusted average assets)	205,364	10.25	80,092	³	4.00%	N/A		N/A
SEACOAST NATIONAL BANK (A WHOLLY OWNED BANK SUBSIDIARY)
At December 31, 2011:
Total Capital (to risk-weighted assets)	$219,177	17.89%	$97,992	³	8.00%	$122,490	³	10.00%
Tier 1 Capital (to risk-weighted assets)	203,739	16.63	48,996	³	4.00%	73,494	³	6.00%
Tier 1 Capital (to adjusted average assets)	203,739	9.79	83,275	³	4.00%	104,094	³	5.00%
At December 31, 2010:
Total Capital (to risk-weighted assets)	$201,699	16.29%	$99,008	³	8.00%	$123,761	³	10.00%
Tier 1 Capital (to risk-weighted assets)	185,953	15.02	49,504	³	4.00%	74,256	³	6.00%
Tier 1 Capital (to adjusted average assets)	185,953	9.29	80,024	³	4.00%	100,030	³	5.00%

N/A — Not Applicable

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital to average assets (as defined). Management believes, as of December 31, 2011, that the Company meets all capital adequacy requirements to which it is subject.

The Company is well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Company must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth above. At December 31, 2011, the Company’s deposit-taking bank subsidiary met the capital and leverage ratio requirements for well capitalized banks.

The Office of the Comptroller of the Currency (“OCC”) and Seacoast National agreed by letter agreement that Seacoast National shall maintain specific minimum captial ratios, including a total risk-based capital ratio of 12.00 percent and a Tier 1 leverage ratio of 8.50 percent. The agreement with the OCC as to minimum capital ratios does not change the Bank's status as “well-capitalized” for bank regulatory purposes.

Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Financial Information of Parent Company [Abstract]
Financial Information of Parent Company

Note O

Seacoast Banking Corporation of Florida

(Parent Company Only) Financial Information

Balance Sheets

	December 31
	2011	2010
	(In thousands)
ASSETS
Cash	$7,781	$17,944
Securities purchased under agreement to resell with subsidary bank, maturing within 30 days	3,344	3,629
Investment in subsidiaries	212,583	200,498
Other assets	14	10

	$223,722	$222,081

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$53,610	$53,610
Other liabilities	35	2,172
Shareholders’ equity	170,077	166,299

	$223,722	$222,081

Statements of Income (Loss)

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Income
Dividends from subsidiary Bank	$—	$—	$—
Interest/other	79	12	12

	79	12	12
Interest expense	1,152	1,187	1,365
Other expenses	405	879	521

Loss before income tax benefit and equity in undistributed income (loss) of subsidiaries	(1,478)	(2,054)	(1,874)
Income tax benefit	—	—	656

Loss before equity in undistributed income (loss) of subsidiaries	(1,478)	(2,054)	(1,218)
Equity in undistributed income (loss) of subsidiaries	8,145	(31,149)	(145,468)

Net income (loss)	$6,667	$(33,203)	$(146,686)

Statement of Cash Flows

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Cash flows from operating activities
Interest received	$9	$12	$12
Interest paid	(3,288)	—	(440)
Dividends received	70	—	—
Income taxes paid	(67)	63	687
Other	(420)	(893)	(551)

Net cash used in operating activities	(3,696)	(818)	(292)
Cash flows from investing activities
Decrease (increase) in securities purchased under agreement to resell, maturing within 30 days, net	285	1,601	(4,062)
Investments in subsidiaries	—	(38,000)	(108,000)

Net cash provided by (used in) investment activities	285	(36,399)	(112,062)
Cash flows from financing activities
Issuance of common stock, net of related expense	—	47,127	82,553
Stock based employment plans	123	180	174
Dividend reinvestment plan	—	20	31
Dividends paid on Series A preferred stock	(6,875)	—	(389)
Dividends paid on common stock	—	—	(191)

Net cash provided by (used in) financing activities	(6,752)	47,327	82,178
Net change in cash	(10,163)	10,110	(30,176)
Cash at beginning of year	17,944	7,834	38,010

Cash at end of year	$7,781	$17,944	$7,834

RECONCILIATION OF INCOME (LOSS) TO CASH USED IN OPERATING ACTIVITIES
Net income (loss)	$6,667	$(33,203)	$(146,686)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in undistributed (income) loss of subsidiaries	(8,145)	31,149	145,468
Other, net	(2,218)	1,236	926

Net cash used in operating activities	$(3,696)	$(818)	$(292)

Contingent Liabilities and Commitments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Contingent Liabilities and Commitments with Off-Balance Sheet Risk [Abstract]
Contingent Liabilities and Commitments with Off-Balance Sheet Risk

Note P     Contingent Liabilities and Commitments with Off-Balance Sheet Risk

The Company and its subsidiaries, because of the nature of their business, are at all times subject to numerous legal actions, threatened or filed. Management presently believes that none of the legal proceedings to which it is a party are likely to have a materially adverse effect on the Company’s consolidated financial condition, or operating results or cash flows.

The Company’s subsidiary bank is party to financial instruments with off balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit.

The subsidiary bank’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contract or notional amount of those instruments. The subsidiary bank uses the same credit policies in making commitments and standby letters of credit as they do for on balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The subsidiary bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the bank upon extension of credit, is based on management's credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, equipment, and commercial and residential real estate. Of the $106,209,000 in commitments to extend credit outstanding at December 31, 2011, $81,256,000 is secured by 1-4 family residential properties for individuals with approximately $18,798,000 at fixed interest rates ranging from 3.125 to 5.875%.

Standby letters of credit are conditional commitments issued by the subsidiary bank to guarantee the performance of a customer to a third party. These instruments have fixed termination dates and most end without being drawn; therefore, they do not represent a significant liquidity risk. Those guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing, and similar transactions. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The subsidiary bank holds collateral supporting these commitments for which collateral is deemed necessary. The extent of collateral held for secured standby letters of credit at December 31, 2011 and 2010 amounted to $10,603,000 and $10,891,000 respectively.

	December 31
	2011	2010
	(In thousands)
Contract or Notional Amount
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$106,209	$90,437
Standby letters of credit and financial guarantees written:
Secured	2,513	2,686
Unsecured	9	59

Supplemental Disclosures for Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2011
Supplemental Disclosures for Consolidated Statements of Cash Flows [Abstract]
Supplemental Disclosures for Consolidated Statements of Cash Flows

Note Q    Supplemental Disclosures for Consolidated Statements of Cash Flows

Reconciliation of Net Loss to Net Cash Provided by Operating Activities for the three years ended:

	Year Ended December 31
	2011	2010	2009
	(In thousands)
Net income (loss)	$6,667	$(33,203)	$(146,686)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Impairment of goodwill	—	—	49,813
Depreciation	2,830	3,097	3,483
Amortization of premiums and discounts on securities	2,555	623	(1,353)
Other amortization and accretion	(35)	282	1,175
Change in loans available for sale, net	5,724	5,893	(6,933)
Provision for loan losses, net	1,974	31,680	124,767
Deferred tax benefit	(10)	(53)	(13,087)
Gain on sale of securities	(1,220)	(3,687)	(5,399)
Gain on sale of loans	(143)	(113)	(73)
Loss on sale or write down of foreclosed assets	3,812	13,520	3,486
Loss (gain) on disposition of equipment	58	(31)	841
Stock based employee benefit expense	587	493	580
Change in interest receivable	(561)	1,123	1,370
Change in interest payable	(2,258)	944	109
Change in prepaid expenses	2,748	3,822	(13,315)
Change in accrued taxes	(145)	21,424	4,858
Change in other assets	585	(1,954)	548
Change in other liabilities	573	(1,201)	(1,202)

Net cash provided by operating activities	$23,741	$42,659	$2,982

Supplemental disclosure of non cash investing activities
Fair value adjustment to securities	$5,530	$(279)	$(70)
Transfers from loans to other real estate owned	35,500	22,114	29,256
Transfers from loans to loans available for sale	—	—	9,314
Transfers from other assets to other real estate owned	—	1,676	—
Transfer from bank premises and equipment to other real estate owned	—	377	—
Purchase of securities under trade date accounting	—	508	—
Transfer of loans to other assets	—	1,747	—
Transfer of other real estate owned to other assets	—	1,642	—
Matured securities recorded as a receivable	3,630	—	—

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value

Note R    Fair Value

Fair Value Instruments Measured at Fair Value

In certain circumstances, fair value enables the Company to more accurately align its financial performance with the market value of actively traded or hedged assets and liabilities. Fair values enable a company to mitigate the non-economic earnings volatility caused from financial assets and financial liabilities being carried at different bases of accounting, as well as to more accurately portray the active and dynamic management of a company’s balance sheet. ASC 820 provides additional guidance for estimating fair value when the volume and level of activity for an asset or liability has significantly decreased. In addition, it includes guidance on identifying circumstances that indicate a transaction is not orderly. Under ASC 820, fair value measurements for items measured at fair value at December 31, 2011 and 2010 included:

	Fair Value	Quoted Prices in	Significant Other	Significant Other
	Measurements	Active Markets for	Observable	Unobservable
(Dollars in thousands)	December 31, 2011	Identical Assets*	Inputs**	Inputs***
Available for sale securities	$648,362	$1,724	$646,638	$—
Loans available for sale	6,795	—	6,795	—
Loans (2)	18,895	—	9,423	9,472
OREO (1)	20,946	—	2,509	18,437

	Fair Value	Quoted Prices in	Significant Other	Significant Other
	Measurements	Active Markets for	Observable	Unobservable
(Dollars in thousands)	December 30, 2010	Identical Assets*	Inputs**	Inputs***
Available for sale securities	$435,140	$4,212	$430,928	$—
Loans available for sale	12,519	—	12,519	—
Loans(2)	49,317	—	13,862	35,455
OREO(1)	25,697	—	1,971	23,726

*	Level 1 inputs

**	Level 2 inputs

***	Level 3 inputs

(1)	Fair value is measured on a nonrecurring basis in accordance with the provisions of ASC 360.

(2)	See Note F. Nonrecurring fair value adjustments to loans identified as impaired reflect full or partial write-downs that are based on the loans observable market price or current appraised value of the collateral in accordance with ASC 310.

When appraisals are used to determine fair value and the appraisals are based on a market approach, the related loan’s fair value is classified as level 2 input. The fair value of loans and OREO are based on appraisals which significant adjustments to market-based valuation inputs or apply an income approach based on unobservable cash flows, is classified as Level 3 inputs.

Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Company’s monthly and/or quarter valuation process.

During 2011 there were no transfers between level 1 and level 2 assets carried at fair value.

For loans classified as level 3 the transfers in totaled $3.6 million consisting of loans that became impaired during 2011. Transfers out consisted of charge offs of $4.7 million, and foreclosures migrating to OREO and other reductions (including principal payments) totaling $25.0 million. No sales were recorded.

Charge-offs recognized upon loan foreclosures are generally offset by general or specific allocations of the allowance for loan losses and generally do not, and did not during the reported periods, significantly impact the Company’s provision for loan losses.

For OREO classified as level 3 during 2011 transfers out totaled $35.7 million consisting of valuation write-downs of $2.8 million and sales of $32.9 million and transfers in consisted of foreclosed loans totaling $30.4 million.

The carrying value amounts and fair values of the Company’s financial instruments at December 31 were as follows:

	At December 31
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In thousands)
Financial Assets
Cash and cash equivalents	$167,081	$167,081	$211,405	$211,405
Securities	668,339	668,849	462,001	461,993
Loans, net	1,182,509	1,211,809	1,202,864	1,224,452
Loans held for sale	6,795	6,795	12,519	12,519
Financial Liabilities
Deposits	1,718,741	1,722,709	1,637,228	1,644,930
Borrowings	186,252	191,702	148,213	152,091
Subordinated debt	53,610	32,166	53,610	17,200

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value at December 31, 2011 and 2010:

Cash and cash equivalents:    The carrying amount was used as a reasonable estimate of fair value.

Securities:    U.S. Treasury securities are reported at fair value utilizing Level 1 inputs. Other securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things.

The Company reviews the prices supplied by the independent pricing service, as well as their underlying pricing methodologies, for reasonableness and to ensure such prices are aligned with traditional pricing matrices. In general, the Company does not purchase investment portfolio securities that are esoteric or that have a complicated structure. The Company’s entire portfolio consists of traditional investments, nearly all of which are U.S. Treasury obligations, federal agency bullet or mortgage pass-through securities, or general obligation or revenue based municipal bonds. Pricing for such instruments is fairly generic and is easily obtained. From time to time, the Company will validate, on a sample basis, prices supplied by the independent pricing service by comparison to prices obtained from third-party sources or derived using internal models.

Loans:    Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, mortgage, etc. Each loan category is further segmented into fixed and adjustable rate interest terms and by performing and nonperforming categories. The fair value of loans, except residential mortgages, is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risks inherent in the loan. For residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusting for prepayment assumptions using discount rates based on secondary market sources. The estimated fair value is not an exit price fair value under ASC 820 when this valuation technique is used.

Loans held for sale:    Fair values are based upon estimated values to be received from independent third party purchasers.

Deposit Liabilities:    The fair value of demand deposits, savings accounts and money market deposits is the amount payable at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for funding of similar remaining maturities.

Borrowings:    The fair value of floating rate borrowings is the amount payable on demand at the reporting date. The fair value of fixed rate borrowings is estimated using the rates currently offered for borrowings of similar remaining maturities.

Subordinated debt:    The fair value of the floating rate subordinated debt is estimated using discounted cash flow analysis and the Company’s current incremental borrowing rate for similar instruments.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note S    Earnings Per Share

Basic earnings per common share were computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the year.

In 2011, 2010, and 2009, options and warrants to purchase 1,125,000, 1,136,000, and 1,147,000, shares , respectively, were antidilutive and accordingly were excluded in determining diluted earnings per share.

	Year Ended December 31
	Net Income		Per Share
	(Loss)	Shares	Amount
	(Dollars in thousands, except per share data)
2011
Basic Earnings Per Share
Income available to common shareholders	$2,919	93,511,983	$0.03

Diluted Earnings Per Share
Employee restricted stock (See Note J)		289,090

Income available to common shareholders plus assumed conversions	$2,919	93,801,073	$0.03

2010
Basic and Diluted Earnings Per Share
(Loss) available to common shareholders	($36,951)	76,561,692	($0.48)

2009
Basic and Diluted Earnings Per Share
(Loss) available to common shareholders	($150,434)	31,733,260	($4.74)

Accumulated Other Comprehensive Income, Net	12 Months Ended
Dec. 31, 2011
Cash, Dividend and Loans Restrictions, Shareholders' Equity and Accumulated Other Comprehensive Income, Net [Abstract]
Accumulated Other Comprehensive Income, Net

Note T    Accumulated Other Comprehensive Income, Net

Comprehensive income is defined as the change in equity from all transactions other than those with stockholders, and it includes net income and other comprehensive income. Accumulated balances related to each component of other comprehensive income, net, is presented below.

	Pre-tax Amount	Income Tax (Expense) Benefit	After-tax Amount
	(In thousands)
ACCUMULATED OTHER COMPREHENSIVE INCOME, NET
Accumulated other comprehensive income, net, December 31, 2009	$3,270	$(1,262)	$2,008
Net unrealized gain on securities	2,560	(988)	1,572
Reclassification adjustment for realized gains and losses on securities	(2,845)	1,098	(1,747)

Accumulated other comprehensive income, net, December 31, 2010	2,985	(1,152)	1,833
Net unrealized gain on securities	5,884	(2,272)	3,612
Reclassification adjustment for realized gains and losses on securities	(354)	137	(217)

Accumulated other comprehensive income, net, December 31, 2011	$8,515	$(3,287)	$5,228